Intangible assets (Details 3) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill		€ 1,204
Gas & Power [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill		932
Exploration & Production [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill		179
Refining & Marketing [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill		€ 93
Other Activities [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill	€ 1